Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Summary of long-term debt
Long-term debt	$ 707	$ 707
8.15% surplus note, due June 26, 2032, payable to NFS [Member]
Summary of long-term debt
Long-term debt	300	300
7.50% surplus note, due December 17, 2031, payable to NFS [Member]
Summary of long-term debt
Long-term debt	300	300
6.75% surplus note, due December 23, 2033, payable to NFS [Member]
Summary of long-term debt
Long-term debt	100	100
Other [Member]
Summary of long-term debt
Long-term debt	$ 7	$ 7